INCOME TAXES (TAX BENEFIT), NET - Taxes on income (tax benefit) included in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES (TAX BENEFIT), NET
Current taxes	$ 201	$ 300	$ 134
Deferred taxes, see also Note 23d above	433	(396)	4
Taxes in respect of previous years	(22)	11	31
Tax expense (income)	$ 612	$ (85)	$ 169